Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 24,844	$ 24,029
Ending balance	27,636	24,844
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		69,219
Additions	4,784	4,208
Acquired through business combinations	41	193
Transfers	(659)	(506)
Retirements and disposals	(1,128)	(1,023)
Impairment losses recognized in earnings	(15)	(8)
Ending balance	77,363
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(47,239)	(45,190)
Retirements and disposals	(1,030)	(983)
Depreciation	3,496	3,145
Other	22	(113)
Ending balance	(49,727)	(47,239)
NETWORK INFRASTRUCTURE AND EQUIPMENT (1)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20,414	19,535
Ending balance	21,683	20,414
NETWORK INFRASTRUCTURE AND EQUIPMENT (1) | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		61,484
Additions	2,510	2,699
Acquired through business combinations	3	144
Transfers	1,132	898
Retirements and disposals	(1,085)	(969)
Impairment losses recognized in earnings	(11)	(8)
Ending balance	67,597
NETWORK INFRASTRUCTURE AND EQUIPMENT (1) | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(43,834)	(41,949)
Retirements and disposals	(1,003)	(931)
Depreciation	3,030	2,923
Other	53	(107)
Ending balance	(45,914)	(43,834)
LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,666	2,720
Ending balance	4,266	2,666
LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		5,961
Additions	569	72
Acquired through business combinations	38	49
Transfers	(9)	43
Retirements and disposals	(43)	(54)
Impairment losses recognized in earnings	(4)	0
Ending balance	8,079
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,405)	(3,241)
Retirements and disposals	(27)	(52)
Depreciation	466	222
Other	(31)	(6)
Ending balance	(3,813)	(3,405)
ASSETS UNDER CONSTRUCTION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,764	1,774
Ending balance	1,687	1,764
ASSETS UNDER CONSTRUCTION | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,774
Additions	1,705	1,437
Acquired through business combinations	0	0
Transfers	(1,782)	(1,447)
Retirements and disposals	0	0
Impairment losses recognized in earnings	0	0
Ending balance	1,687
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Depreciation	0	0
Other	0	0
Ending balance	0	0
Previously stated | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	72,083
Ending balance		72,083
Previously stated | NETWORK INFRASTRUCTURE AND EQUIPMENT (1) | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	64,248
Ending balance		64,248
Previously stated | LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,071
Ending balance		6,071
Previously stated | ASSETS UNDER CONSTRUCTION | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,764
Ending balance		1,764
Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	27,101
Ending balance		27,101
Adoption of IFRS 16 | NETWORK INFRASTRUCTURE AND EQUIPMENT (1)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,214
Ending balance		21,214
Adoption of IFRS 16 | LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,123
Ending balance		4,123
Adoption of IFRS 16 | ASSETS UNDER CONSTRUCTION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,764
Ending balance		$ 1,764